Property, plant and equipment, net	12 Months Ended
Dec. 31, 2021
Property, plant and equipment

8 Property, plant and equipment, net

	December 31,
	2021	2020
	US$’000	US$’000

Office premises*	673	673
Leasehold improvements	125	157
Furniture, fixtures and office equipment	439	557
Motor vehicles	175	175
Testing equipment	37	37

	1,449	1,599

Less: Accumulated depreciation	(1,234)	(1,340)

	215	259

	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000

Depreciation charge	38	49	69

* Far East earns rental income from a property in Beijing, PRC for which it does not hold the title. Far East is investigating various ways in which to obtain the title but has not formulated a specific plan as of the date of issuance of these consolidated financial statements. The net book value of the property at December 31, 2021 is approximately US$88,000 (2020: US$92,000).

ZHEJIANG TIANLAN
Property, plant and equipment

9 Property, plant and equipment

	December 31,
	2021	2020
	RMB’000	RMB’000

Building and leasehold improvements	167,874	167,874
Furniture, fixtures and office equipment	3,694	3,658
Motor vehicles	4,647	4,808
Plant and machineries	10,097	9,399

Total	186,312	185,739

Less: Accumulated depreciation and amortization	(76,008)	(70,241)
Accumulated impairment losses	(36,241)	(36,241)

Total	(112,249)	(106,482)

Net	74,063	79,257

	Year ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Depreciation charge	6,466	6,359	6,556

At December 31, 2021, the net book value of property, plant and equipment pledged as security for the Company’s bank loans and third party loans amounted to approximately RMB1,524,000 (2020: RMB34,403,000).